Convertible Notes Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes Liabilities [Abstract]
Schedule of Fair Value of Convertible Notes Liabilities

Movement of the fair value of the convertible notes liabilities during the year is as follows:

December 31, 2025
US$

At beginning of the year	-
Addition	11,490,233
Interest expenses incurred	483,000
Exercised	(10,015,013)
Fair value change	972,061
At end of the year	2,930,281